UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SMALL CAP STOCK FUND
APRIL 30, 2012

                                                                      (Form N-Q)

48494-0612                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SMALL CAP STOCK FUND
April 30, 2012 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES      SECURITY                                                             (000)
-----------------------------------------------------------------------------------------
               COMMON STOCKS (97.4%)

               CONSUMER DISCRETIONARY (14.8%)
               ------------------------------
               ADVERTISING (1.5%)
    283,887    Arbitron, Inc.                                                  $   10,802
     72,125    Digital Generation, Inc.*                                              669
    133,557    National Cinemedia, Inc.                                             1,909
                                                                               ----------
                                                                                   13,380
                                                                               ----------
               APPAREL RETAIL (4.0%)
    370,050    Ascena Retail Group, Inc.*                                           7,579
     55,900    Buckle, Inc.                                                         2,581
    409,564    Cato Corp. "A"                                                      11,398
    138,355    Express, Inc.*                                                       3,268
     96,750    Finish Line, Inc. "A"                                                2,154
    552,350    Stage Stores, Inc.                                                   8,434
                                                                               ----------
                                                                                   35,414
                                                                               ----------
               APPAREL, ACCESSORIES & LUXURY GOODS (0.7%)
      9,600    Columbia Sportswear Co.                                                452
     11,350    Oxford Industries, Inc.                                                545
     80,180    True Religion Apparel, Inc.*                                         2,178
     61,000    Warnaco Group, Inc.*                                                 3,230
                                                                               ----------
                                                                                    6,405
                                                                               ----------
               AUTO PARTS & EQUIPMENT (0.7%)
    220,439    Dana Holding Corp.                                                   3,223
     12,413    Dorman Products, Inc.*                                                 593
     74,000    Standard Motor Products, Inc.                                        1,115
     50,000    Tenneco, Inc.*                                                       1,542
                                                                               ----------
                                                                                    6,473
                                                                               ----------
               BROADCASTING (0.1%)
    101,878    Sinclair Broadcast Group, Inc. "A"                                   1,047
                                                                               ----------
               CABLE & SATELLITE (0.1%)
     33,400    Knology, Inc.*                                                         650
                                                                               ----------
               CASINOS & GAMING (0.5%)
    117,000    Ameristar Casinos, Inc.                                              2,104
     27,000    Churchill Downs, Inc.                                                1,603
     95,700    Pinnacle Entertainment, Inc.*                                        1,062
                                                                               ----------
                                                                                    4,769
                                                                               ----------
               CATALOG RETAIL (0.2%)
     48,519    HSN, Inc.                                                            1,878
                                                                               ----------
               EDUCATION SERVICES (0.1%)
     22,096    Capella Education Co.*                                                 723
                                                                               ----------
               FOOTWEAR (0.2%)
     65,400    Crocs, Inc.*                                                         1,321
                                                                              ----------

================================================================================

1  | USAA Small Cap Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES      SECURITY                                                             (000)
-----------------------------------------------------------------------------------------
               GENERAL MERCHANDISE STORES (0.7%)
    410,400    Fred's, Inc. "A"                                                $    5,877
                                                                               ----------
               HOME FURNISHINGS (0.1%)
     21,300    Ethan Allen Interiors, Inc.                                            494
     60,030    Kid Brands, Inc.*                                                      141
                                                                               ----------
                                                                                      635
                                                                               ----------
               HOMEFURNISHING RETAIL (0.4%)
     67,100    Cost Plus, Inc.*                                                     1,300
     68,900    Select Comfort Corp.*                                                1,990
                                                                               ----------
                                                                                    3,290
                                                                               ----------
               HOTELS, RESORTS & CRUISE LINES (0.5%)
    124,500    Choice Hotels International, Inc.                                    4,684
                                                                               ----------
               HOUSEHOLD APPLIANCES (1.0%)
    243,800    Helen of Troy Ltd.*                                                  8,435
                                                                               ----------
               HOUSEWARES & SPECIALTIES (0.1%)
     55,900    American Greetings Corp. "A"                                           894
                                                                               ----------
               INTERNET RETAIL (0.1%)
     41,700    NutriSystem, Inc.                                                      483
                                                                               ----------
               LEISURE FACILITIES (0.1%)
     86,000    Town Sports International Holdings, Inc.*                            1,102
                                                                               ----------
               LEISURE PRODUCTS (0.3%)
    176,000    LeapFrog Enterprises, Inc. "A"*                                      1,644
     24,000    Sturm Ruger & Co., Inc.                                              1,369
                                                                               ----------
                                                                                    3,013
                                                                               ----------
               PUBLISHING (0.1%)
     54,883    Valassis Communications, Inc.*                                       1,098
                                                                               ----------
               RESTAURANTS (2.1%)
    190,460    CEC Entertainment, Inc.                                              7,279
     54,580    Cracker Barrel Old Country Store, Inc.                               3,140
    153,210    Krispy Kreme Doughnuts, Inc.*                                        1,123
     49,844    Papa John's International, Inc.*                                     2,008
     42,239    Red Robin Gourmet Burgers, Inc.*                                     1,506
    330,600    Sonic Corp.*                                                         2,387
     44,543    Texas Roadhouse, Inc. "A"                                              768
                                                                               ----------
                                                                                   18,211
                                                                               ----------
               SPECIALIZED CONSUMER SERVICES (1.2%)
     39,300    Coinstar, Inc.*                                                      2,468
    174,421    Matthews International Corp. "A"                                     5,232
     30,983    Sotheby's Holdings, Inc. "A"                                         1,218
     26,000    Steiner Leisure Ltd.*                                                1,221
                                                                               ----------
                                                                                   10,139
                                                                               ----------
               Total Consumer Discretionary                                       129,921
                                                                               ----------
               CONSUMER STAPLES (3.0%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
     54,300    Darling International, Inc.*                                           890
                                                                               ----------
               BREWERS (0.1%)
      8,700    Boston Beer Co., Inc. "A"*                                             899
                                                                               ----------
               DRUG RETAIL (0.2%)
  1,337,900    Rite Aid Corp.*                                                      1,940
                                                                               ----------
               FOOD DISTRIBUTORS (0.0%)
     14,040    Spartan Stores, Inc.                                                   256
                                                                               ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES      SECURITY                                                             (000)
-----------------------------------------------------------------------------------------
               FOOD RETAIL (1.3%)
    138,631    Casey's General Stores, Inc.                                    $    7,812
     64,511    Harris Teeter Supermarkets, Inc.                                     2,449
     42,610    Pantry, Inc.*                                                          544
                                                                               ----------
                                                                                   10,805
                                                                               ----------
               PACKAGED FOODS & MEAT (0.6%)
     49,472    B&G Foods, Inc. "A"                                                  1,100
     23,928    Cal-Maine Foods, Inc.                                                  862
      9,600    Diamond Foods, Inc.                                                    201
     65,500    Post Holdings, Inc.                                                  1,949
    166,100    Smart Balance, Inc.*                                                   980
                                                                               ----------
                                                                                    5,092
                                                                               ----------
               PERSONAL PRODUCTS (0.6%)
      5,200    Inter Parfums, Inc.                                                     82
     79,503    Nu Skin Enterprises, Inc. "A"                                        4,237
     28,200    USANA Health Sciences, Inc.*                                         1,176
                                                                               ----------
                                                                                    5,495
                                                                               ----------
               SOFT DRINKS (0.1%)
      1,100    Coca-Cola Bottling Co. Consolidated                                     70
     30,000    National Beverage Corp.*                                               446
                                                                               ----------
                                                                                      516
                                                                               ----------
               Total Consumer Staples                                              25,893
                                                                               ----------
               ENERGY (6.1%)
               -------------
               COAL & CONSUMABLE FUELS (0.2%)
     87,600    Cloud Peak Energy, Inc.*                                             1,348
                                                                               ----------
               OIL & GAS EQUIPMENT & SERVICES (2.3%)
     49,736    Basic Energy Services, Inc.*                                           716
     91,100    Bristow Group, Inc.                                                  4,450
     59,500    C&J Energy Services, Inc.*                                           1,122
     65,000    Global Geophysical Services, Inc.*                                     622
     28,697    Gulfmark Offshore, Inc.*                                             1,382
    191,800    Key Energy Services, Inc.*                                           2,428
    115,975    Matrix Service Co.*                                                  1,583
     71,200    Mitcham Industries, Inc.*                                            1,692
    138,618    RPC, Inc.                                                            1,433
     53,189    Seacor Holdings, Inc.*                                               4,943
                                                                               ----------
                                                                                   20,371
                                                                               ----------
               OIL & GAS EXPLORATION & PRODUCTION (2.5%)
     57,300    Berry Petroleum Co. "A"                                              2,610
     44,300    Callon Petroleum Co.*                                                  257
     19,700    Contango Oil & Gas Co.*                                              1,069
     88,407    Energy XXI Ltd.*                                                     3,331
    129,600    GeoResources, Inc.*                                                  4,887
    263,600    Penn Virginia Corp.                                                  1,350
     68,116    Rosetta Resources, Inc.*                                             3,424
     66,400    Stone Energy Corp.*                                                  1,863
    161,600    VAALCO Energy, Inc.*                                                 1,466
     88,355    W&T Offshore, Inc.                                                   1,747
                                                                               ----------
                                                                                   22,004
                                                                               ----------
               OIL & GAS REFINING & MARKETING (0.4%)
     86,800    Alon USA Energy, Inc.                                                  785
    121,200    Western Refining, Inc.                                               2,309
                                                                               ----------
                                                                                    3,094
                                                                               ----------
               OIL & GAS STORAGE & TRANSPORTATION (0.7%)
     28,326    Golar LNG Ltd.                                                       1,047
    444,400    Scorpio Tankers, Inc.*                                               3,009

================================================================================

3  | USAA Small Cap Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES      SECURITY                                                             (000)
-----------------------------------------------------------------------------------------
     47,800    Targa Resources Corp.                                           $    2,299
                                                                               ----------
                                                                                    6,355
                                                                               ----------
               Total Energy                                                        53,172
                                                                               ----------
               FINANCIALS (14.8%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
    443,600    Ares Capital Corp.                                                   7,115
     24,656    Calamos Asset Management, Inc. "A"                                     319
                                                                               ----------
                                                                                    7,434
                                                                               ----------
               CONSUMER FINANCE (1.1%)
     37,200    Cash America International, Inc.                                     1,739
     97,250    DFC Global Corp.*                                                    1,700
     80,760    EZCORP, Inc. "A"*                                                    2,164
     40,799    First Cash Financial Services, Inc.*                                 1,671
     34,251    World Acceptance Corp.*                                              2,278
                                                                               ----------
                                                                                    9,552
                                                                               ----------
               DIVERSIFIED CAPITAL MARKETS (0.0%)
     15,100    HFF, Inc. "A"*                                                         247
                                                                               ----------
               LIFE & HEALTH INSURANCE (0.9%)
     54,100    CNO Financial Group, Inc.*                                             393
     32,317    FBL Financial Group, Inc. "A"                                          941
    240,800    Primerica, Inc.                                                      6,316
                                                                               ----------
                                                                                    7,650
                                                                               ----------
               PROPERTY & CASUALTY INSURANCE (1.8%)
     21,333    Alleghany Corp.*                                                     7,315
    183,100    Amerisafe, Inc.*                                                     4,892
    222,534    Assured Guaranty Ltd.                                                3,155
     14,900    Tower Group, Inc.                                                      322
                                                                               ----------
                                                                                   15,684
                                                                               ----------
               REGIONAL BANKS (4.5%)
    640,014    First Busey Corp.                                                    2,970
    492,700    First Midwest Bancorp, Inc.                                          5,247
    382,260    First Niagara Financial Group, Inc.                                  3,417
    121,800    Hancock Holding Co.                                                  3,919
    387,780    International Bancshares Corp.                                       7,651
    196,800    MB Financial, Inc.                                                   4,068
     15,315    Signature Bank*                                                      1,006
     19,600    SVB Financial Group*                                                 1,256
    336,100    Webster Financial Corp.                                              7,639
     53,600    Westamerica Bancorp                                                  2,459
                                                                               ----------
                                                                                   39,632
                                                                               ----------
               REINSURANCE (0.6%)
    150,000    Platinum Underwriters Holdings Ltd.                                  5,493
                                                                               ----------
               REITs - DIVERSIFIED (0.3%)
     35,400    Gladstone Commercial Corp.                                             602
     27,300    PS Business Parks, Inc.                                              1,863
                                                                               ----------
                                                                                    2,465
                                                                               ----------
               REITs - MORTGAGE (0.4%)
    416,500    Newcastle Investment Corp.                                           2,945
                                                                               ----------
               REITs - OFFICE (0.4%)
    125,200    Mack-Cali Realty Corp.                                               3,596
                                                                               ----------
               REITs - RESIDENTIAL (1.0%)
    348,716    Campus Crest Communities, Inc.                                       4,063
     50,100    Home Properties, Inc.                                                3,059


================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES      SECURITY                                                             (000)
-----------------------------------------------------------------------------------------
     27,700    Mid-America Apartment Communities, Inc.                         $    1,885
                                                                               ----------
                                                                                    9,007
                                                                               ----------
               REITs - RETAIL (0.4%)
    117,000    CBL & Associates Properties, Inc.                                    2,180
     35,430    Tanger Factory Outlet Centers, Inc.                                  1,109
                                                                               ----------
                                                                                    3,289
                                                                               ----------
               REITs - SPECIALIZED (1.2%)
    433,294    DiamondRock Hospitality Co.                                          4,606
    123,900    Extra Space Storage, Inc.                                            3,760
     43,700    OMEGA Healthcare Investors, Inc.                                       936
    219,500    Strategic Hotel Capital, Inc.*                                       1,495
                                                                               ----------
                                                                                   10,797
                                                                               ----------
               SPECIALIZED FINANCE (0.1%)
     17,810    MarketAxess Holdings, Inc.                                             611
     38,000    NewStar Financial, Inc.*                                               451
                                                                               ----------
                                                                                    1,062
                                                                               ----------
               THRIFTS & MORTGAGE FINANCE (1.2%)
    246,704    Flushing Financial Corp.                                             3,214
    570,500    Northwest Bancshares, Inc.                                           7,029
                                                                               ----------
                                                                                   10,243
                                                                               ----------
               Total Financials                                                   129,096
                                                                               ----------
               HEALTH CARE (15.4%)
               -------------------
               BIOTECHNOLOGY (2.3%)
     41,900    Acorda Therapeutics, Inc.*                                           1,058
    160,020    Alkermes plc*                                                        2,768
     42,780    Cepheid*                                                             1,643
     92,800    Cubist Pharmaceuticals, Inc.*                                        3,924
     70,991    Emergent BioSolutions, Inc.*                                           998
    131,800    Enzon Pharmaceuticals, Inc.*                                           821
     99,700    Isis Pharmaceuticals, Inc.*                                            798
     14,900    Medivation, Inc.*                                                    1,205
    213,300    Nabi Biopharmaceuticals*                                               356
    136,270    Neurocrine Biosciences, Inc.*                                        1,013
     16,400    Onyx Pharmaceuticals, Inc.*                                            746
    237,510    PDL BioPharma, Inc.                                                  1,494
    285,583    SciClone Pharmaceuticals, Inc.*                                      1,711
    133,900    Spectrum Pharmaceuticals, Inc.*                                      1,423
                                                                               ----------
                                                                                   19,958
                                                                               ----------
               HEALTH CARE DISTRIBUTORS (0.8%)
     42,608    Owens & Minor, Inc.                                                  1,246
    249,685    PSS World Medical, Inc.*                                             5,975
                                                                               ----------
                                                                                    7,221
                                                                               ----------
               HEALTH CARE EQUIPMENT (2.2%)
      4,000    ArthroCare Corp.*                                                      100
    108,200    Cyberonics, Inc.*                                                    4,144
     72,046    Integra LifeSciences Holdings Corp.*                                 2,682
    101,026    Invacare Corp.                                                       1,601
     49,170    Kensey Nash Corp.                                                    1,398
      5,900    Masimo Corp.*                                                          130
     85,953    Natus Medical, Inc.*                                                 1,052
     61,600    NuVasive, Inc.*                                                      1,021
     24,170    Sirona Dental Systems, Inc.*                                         1,221
    199,550    Steris Corp.                                                         6,268
                                                                               ----------
                                                                                   19,617
                                                                               ----------
               HEALTH CARE FACILITIES (0.9%)
    259,800    AmSurg Corp.*                                                        7,472

================================================================================

5  | USAA Small Cap Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES      SECURITY                                                             (000)
-----------------------------------------------------------------------------------------
     41,600    Select Medical Holdings Corp.*                                  $      356
     35,414    Skilled Healthcare Group, Inc. "A"*                                    272
                                                                               ----------
                                                                                    8,100
                                                                               ----------
               HEALTH CARE SERVICES (1.1%)
      9,827    Air Methods Corp.*                                                     826
     67,572    Bio-Reference Laboratories, Inc.*                                    1,441
     34,360    Chemed Corp.                                                         2,073
     87,474    CorVel Corp.*                                                        3,804
      4,193    LHC Group, Inc.*                                                        74
     50,888    Metro Health Networks, Inc.*                                           381
     43,652    Providence Service Corp.*                                              614
                                                                               ----------
                                                                                    9,213
                                                                               ----------
               HEALTH CARE SUPPLIES (1.9%)
     83,470    Haemonetics Corp.*                                                   5,974
    162,000    ICU Medical, Inc.*                                                   8,503
     71,718    Merit Medical Systems, Inc.*                                           948
    311,600    RTI Biologics, Inc.*                                                 1,091
                                                                               ----------
                                                                                   16,516
                                                                               ----------
               HEALTH CARE TECHNOLOGY (0.1%)
     12,719    Computer Programs and Systems, Inc.                                    758
     15,100    Omnicell, Inc.*                                                        215
                                                                               ----------
                                                                                      973
                                                                               ----------
               LIFE SCIENCES TOOLS & SERVICES (2.7%)
     15,300    Bio-Rad Laboratories, Inc. "A"*                                      1,652
    279,600    Charles River Laboratories International, Inc.*                      9,934
    464,900    ICON plc ADR*                                                       10,312
     63,600    Luminex Corp.*                                                       1,593
                                                                               ----------
                                                                                   23,491
                                                                               ----------
               MANAGED HEALTH CARE (0.9%)
     58,400    Centene Corp.*                                                       2,312
     60,425    Molina Healthcare, Inc.*                                             1,550
     59,291    WellCare Health Plans, Inc.*                                         3,627
                                                                               ----------
                                                                                    7,489
                                                                               ----------
               PHARMACEUTICALS (2.5%)
     41,800    Hi-Tech Pharmacal Co., Inc.*                                         1,362
     88,100    Impax Laboratories, Inc.*                                            2,170
     17,200    Jazz Pharmaceuticals plc*                                              878
    159,105    Medicines Co.*                                                       3,515
     11,900    Medicis Pharmaceutical Corp. "A"                                       458
    129,565    Par Pharmaceutical Companies, Inc.*                                  5,486
    114,132    Questcor Pharmaceuticals, Inc.*                                      5,124
     27,700    Salix Pharmaceuticals Ltd.*                                          1,368
     77,490    Santarus, Inc.*                                                        494
     65,150    ViroPharma, Inc.*                                                    1,417
                                                                               ----------
                                                                                   22,272
                                                                               ----------
               Total Health Care                                                  134,850
                                                                               ----------
               INDUSTRIALS (20.7%)
               -------------------
               AEROSPACE & DEFENSE (1.0%)
     20,400    Ceradyne, Inc.                                                         517
     36,565    Cubic Corp.                                                          1,690
      9,340    DigitalGlobe, Inc.*                                                    115
    214,666    GenCorp, Inc.*                                                       1,475
     62,063    HEICO Corp.                                                          2,502
     20,100    LMI Aerospace, Inc.*                                                   368
     33,681    Teledyne Technologies, Inc.*                                         2,176
                                                                               ----------
                                                                                    8,843
                                                                               ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES      SECURITY                                                             (000)
-----------------------------------------------------------------------------------------
               AIR FREIGHT & LOGISTICS (0.5%)
     59,500    Atlas Air Worldwide Holdings, Inc.*                             $    2,740
     20,400    Forward Air Corp.                                                      689
     74,400    Pacer International, Inc.*                                             447
     18,100    Park-Ohio Holdings Corp.*                                              391
                                                                               ----------
                                                                                    4,267
                                                                               ----------
               AIRLINES (0.4%)
     54,400    Alaska Air Group, Inc.*                                              1,839
    216,633    Hawaiian Holdings, Inc.*                                             1,226
     67,800    US Airways Group, Inc.*                                                696
                                                                               ----------
                                                                                    3,761
                                                                               ----------
               COMMERCIAL PRINTING (0.1%)
    224,710    Cenveo, Inc.*                                                          643
                                                                               ----------
               CONSTRUCTION & ENGINEERING (0.7%)
     96,469    Dycom Industries, Inc.*                                              2,256
     40,914    Michael Baker Corp.*                                                   922
     76,300    MYR Group, Inc.*                                                     1,276
     12,705    Primoris Services Corp.                                                183
    102,600    Sterling Construction Co., Inc.*                                     1,005
                                                                               ----------
                                                                                    5,642
                                                                               ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
     12,700    NACCO Industries, Inc. "A"                                           1,441
     39,900    Sauer-Danfoss, Inc.                                                  1,728
                                                                               ----------
                                                                                    3,169
                                                                               ----------
               DIVERSIFIED SUPPORT SERVICES (1.7%)
     10,100    Enernoc, Inc.*                                                          61
    197,500    G & K Services, Inc. "A"                                             6,490
     72,131    Healthcare Services Group, Inc.                                      1,530
     27,400    Portfolio Recovery Associates, Inc.*                                 1,886
     75,200    UniFirst Corp.                                                       4,569
      3,600    Viad Corp.                                                              65
                                                                               ----------
                                                                                   14,601
                                                                               ----------
               ELECTRICAL COMPONENTS & EQUIPMENT (2.6%)
    100,400    Acuity Brands, Inc.                                                  5,579
    401,190    Belden, Inc.                                                        13,953
     37,758    EnerSys*                                                             1,320
     89,286    Generac Holdings, Inc.*                                              2,150
                                                                               ----------
                                                                                   23,002
                                                                               ----------
               ENVIRONMENTAL & FACILITIES SERVICES (1.0%)
     59,650    ABM Industries, Inc.                                                 1,388
    197,637    Standard Parking Corp.*                                              3,767
     34,853    Team, Inc.*                                                          1,033
     90,445    Tetra Tech, Inc.*                                                    2,415
                                                                               ----------
                                                                                    8,603
                                                                               ----------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.4%)
     79,395    Insperity, Inc.                                                      2,165
     49,800    Kelly Services, Inc. "A"                                               697
     51,420    Korn/Ferry International*                                              830
                                                                               ----------
                                                                                    3,692
                                                                               ----------
               INDUSTRIAL CONGLOMERATES (1.9%)
    302,800    Carlisle Companies, Inc.                                            16,672
      3,700    Standex International Corp.                                            163
                                                                               ----------
                                                                                   16,835
                                                                               ----------
               INDUSTRIAL MACHINERY (3.4%)
    336,303    Albany International Corp. "A"                                       8,105

================================================================================

7  | USAA Small Cap Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES      SECURITY                                                             (000)
-----------------------------------------------------------------------------------------
     58,579    Altra Holdings, Inc.*                                           $    1,071
     19,600    CLARCOR, Inc.                                                          941
     43,587    Columbus McKinnon Corp.*                                               646
    202,197    ESCO Technologies, Inc.                                              6,955
     37,100    Kadant, Inc.*                                                          960
    221,300    Mueller Industries, Inc.                                            10,116
      1,876    TriMas Corp.*                                                           41
     27,400    Watts Water Technologies, Inc. "A"                                   1,009
                                                                               ----------
                                                                                   29,844
                                                                               ----------
               MARINE (0.9%)
     28,800    Alexander & Baldwin, Inc.                                            1,473
     96,005    Kirby Corp.*                                                         6,372
                                                                               ----------
                                                                                    7,845
                                                                               ----------
               OFFICE SERVICES & SUPPLIES (2.4%)
    594,600    ACCO Brands Corp.*                                                   6,272
     87,150    Knoll, Inc.                                                          1,289
    197,532    Steelcase, Inc. "A"                                                  1,707
     81,468    Sykes Enterprises, Inc.*                                             1,291
    370,565    United Stationers, Inc.                                             10,509
                                                                               ----------
                                                                                   21,068
                                                                               ----------
               RAILROADS (0.8%)
    135,300    Genesee & Wyoming, Inc. "A"*                                         7,294
                                                                               ----------
               RESEARCH & CONSULTING SERVICES (0.4%)
     33,800    CRA International, Inc.*                                               691
     47,800    Huron Consulting Group, Inc.*                                        1,685
     53,530    ICF International, Inc.*                                             1,335
                                                                               ----------
                                                                                    3,711
                                                                               ----------
               SECURITY & ALARM SERVICES (0.2%)
     79,900    Brink's Co.                                                          2,029
                                                                               ----------
               TRADING COMPANIES & DISTRIBUTORS (1.2%)
     17,916    CAI International, Inc.*                                               370
    182,900    GATX Corp.                                                           7,841
     18,922    H&E Equipment Services, Inc.*                                          365
     88,400    Houston Wire & Cable Co.                                             1,087
     21,400    United Rentals, Inc.*                                                  999
                                                                               ----------
                                                                                   10,662
                                                                               ----------
               TRUCKING (0.7%)
     33,063    Dollar Thrifty Automotive Group, Inc.*                               2,673
     35,900    Knight Transportation, Inc.                                            590
     35,600    Old Dominion Freight Line, Inc.*                                     1,583
     66,300    Quality Distribution, Inc.*                                            741
                                                                               ----------
                                                                                    5,587
                                                                               ----------
               Total Industrials                                                  181,098
                                                                               ----------
               INFORMATION TECHNOLOGY (14.3%)
               ------------------------------
               APPLICATION SOFTWARE (2.1%)
     68,116    ACI Worldwide, Inc.*                                                 2,715
    187,410    Actuate Corp.*                                                       1,331
    100,527    Epiq Systems, Inc.                                                   1,142
     66,907    Fair Isaac Corp.                                                     2,870
     32,391    Interactive Intelligence Group, Inc.*                                  961
     77,070    JDA Software Group, Inc.*                                            2,226
     15,484    Manhattan Associates, Inc.*                                            776
    110,800    Net 1 UEPS Technologies, Inc.*                                         975
    107,074    NetScout Systems, Inc.*                                              2,215
    133,700    Parametric Technology Corp.*                                         2,885

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES      SECURITY                                                             (000)
-----------------------------------------------------------------------------------------
     50,600    SeaChange International, Inc.*                                  $      416
                                                                               ----------
                                                                                   18,512
                                                                               ----------
               COMMUNICATIONS EQUIPMENT (1.1%)
     30,850    ADTRAN, Inc.                                                           941
     67,700    Aruba Networks, Inc.*                                                1,430
     96,800    Harmonic, Inc.*                                                        457
     45,600    Ixia*                                                                  574
     82,200    Netgear, Inc.*                                                       3,165
     86,850    Oplink Communications, Inc.*                                         1,376
     38,902    Plantronics, Inc.                                                    1,491
                                                                               ----------
                                                                                    9,434
                                                                               ----------
               COMPUTER HARDWARE (0.8%)
    188,500    Diebold, Inc.                                                        7,436
                                                                               ----------
               COMPUTER STORAGE & PERIPHERALS (0.2%)
    120,040    Datalink Corp.*                                                      1,222
     10,843    Electronics for Imaging, Inc.*                                         193
     54,500    Intermec, Inc.*                                                        290
                                                                               ----------
                                                                                    1,705
                                                                               ----------
               DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
     51,088    CSG Systems International, Inc.*                                       736
     65,637    ExlService Holdings, Inc.*                                           1,817
    154,990    Global Cash Access Holdings, Inc.*                                   1,310
     60,800    Henry Jack & Associates, Inc.                                        2,065
     31,030    Online Resources Corp.*                                                 88
     97,650    TeleTech Holdings, Inc.*                                             1,479
     48,709    TNS, Inc.*                                                             993
                                                                               ----------
                                                                                    8,488
                                                                               ----------
               ELECTRONIC COMPONENTS (0.1%)
     17,108    Aeroflex Holding Corp.*                                                192
     12,100    DTS, Inc.*                                                             377
                                                                               ----------
                                                                                      569
                                                                               ----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (1.6%)
     73,500    Coherent, Inc.*                                                      3,866
     35,408    Daktronics, Inc.                                                       288
      8,200    FEI Co.*                                                               411
    166,930    MTS Systems Corp.                                                    8,008
    108,350    Newport Corp.*                                                       1,850
                                                                               ----------
                                                                                   14,423
                                                                               ----------
               ELECTRONIC MANUFACTURING SERVICES (0.5%)
    119,274    Kemet Corp.*                                                         1,015
     51,471    Plexus Corp.*                                                        1,666
    155,700    Sanmina-SCI Corp.*                                                   1,386
                                                                               ----------
                                                                                    4,067
                                                                               ----------
               HOME ENTERTAINMENT SOFTWARE (0.2%)
    109,400    Take-Two Interactive Software, Inc.*                                 1,543
                                                                               ----------
               INTERNET SOFTWARE & SERVICES (0.7%)
     29,300    Constant Contact, Inc.*                                                708
      9,910    Dealertrack Holdings, Inc.*                                            296
    111,090    Digital River, Inc.*                                                 2,090
     28,487    J2 Global, Inc.                                                        736
     17,303    Keynote Systems, Inc.                                                  318
    163,400    United Online, Inc.                                                    775
     60,900    Vocus, Inc.*                                                           787
                                                                               ----------
                                                                                    5,710
                                                                               ----------
               IT CONSULTING & OTHER SERVICES (1.8%)
     74,575    Acxiom Corp.*                                                        1,024

================================================================================

9  | USAA Small Cap Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES      SECURITY                                                             (000)
-----------------------------------------------------------------------------------------
     34,600    CACI International, Inc. "A"*                                   $    2,115
    104,500    Lionbridge Technologies, Inc.*                                         287
    219,900    Maximus, Inc.                                                        9,731
    113,968    Unisys Corp.*                                                        2,127
     22,900    Virtusa Corp.*                                                         345
                                                                               ----------
                                                                                   15,629
                                                                               ----------
               OFFICE ELECTRONICS (0.6%)
    133,300    Zebra Technologies Corp. "A"*                                        5,171
                                                                               ----------
               SEMICONDUCTOR EQUIPMENT (0.6%)
    265,200    Amkor Technology, Inc.*                                              1,371
     67,700    Amtech Systems, Inc.*                                                  473
     23,800    Cohu, Inc.                                                             261
    131,381    GT Advanced Technologies, Inc.*                                        855
    203,900    Kulicke & Soffa Industries, Inc.*                                    2,671
                                                                               ----------
                                                                                    5,631
                                                                               ----------
               SEMICONDUCTORS (1.1%)
     45,808    Applied Micro Circuits Corp.*                                          256
    129,000    Cirrus Logic, Inc.*                                                  3,532
    142,309    IXYS Corp.*                                                          1,773
     42,369    Microsemi Corp.*                                                       912
    156,600    RF Micro Devices, Inc.*                                                678
     61,180    Semtech Corp.*                                                       1,668
     33,588    Standard Microsystems Corp.*                                           889
                                                                               ----------
                                                                                    9,708
                                                                               ----------
               SYSTEMS SOFTWARE (1.5%)
     34,928    CommVault Systems, Inc.*                                             1,819
    128,700    Progress Software Corp.*                                             2,978
    168,694    TeleCommunication Systems, Inc. "A"*                                   325
    390,500    Websense, Inc.*                                                      8,099
                                                                               ----------
                                                                                   13,221
                                                                               ----------
               TECHNOLOGY DISTRIBUTORS (0.5%)
     43,000    Anixter International, Inc.*                                         2,949
    240,005    Brightpoint, Inc.*                                                   1,469
                                                                               ----------
                                                                                    4,418
                                                                               ----------
               Total Information Technology                                       125,665
                                                                               ----------
               MATERIALS (5.7%)
               ----------------
               ALUMINUM (0.2%)
     14,204    Kaiser Aluminum Corp.                                                  746
     91,500    Noranda Aluminum Holding Corp.                                         972
                                                                               ----------
                                                                                    1,718
                                                                               ----------
               COMMODITY CHEMICALS (0.6%)
    104,400    Koppers Holdings, Inc.                                               4,059
     18,849    TPC Group, Inc.*                                                       791
                                                                               ----------
                                                                                    4,850
                                                                               ----------
               DIVERSIFIED CHEMICALS (0.1%)
     27,700    LSB Industries, Inc.*                                                  940
                                                                               ----------
               FOREST PRODUCTS (0.7%)
     95,300    Deltic Timber Corp.                                                  5,821
                                                                               ----------
               GOLD (0.0%)
    101,900    Jaguar Mining, Inc.*                                                   276
                                                                               ----------
               METAL & GLASS CONTAINERS (1.1%)
    127,700    AptarGroup, Inc.                                                     6,961
     50,600    Greif, Inc. "A"                                                      2,714
                                                                               ----------
                                                                                    9,675
                                                                               ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES      SECURITY                                                             (000)
-----------------------------------------------------------------------------------------
               PAPER PACKAGING (0.0%)
     38,700    Graphic Packaging Holding Co.*                                  $      207
                                                                               ----------
               PAPER PRODUCTS (0.2%)
     51,312    Neenah Paper, Inc.                                                   1,466
                                                                               ----------
               PRECIOUS METALS & MINERALS (0.5%)
     98,300    Coeur d'Alene Mines Corp.*                                           2,118
    598,950    Hecla Mining Co.                                                     2,564
                                                                               ----------
                                                                                    4,682
                                                                               ----------
               SPECIALTY CHEMICALS (2.2%)
     26,400    A. Schulman, Inc.                                                      650
     73,695    H.B. Fuller Co.                                                      2,425
     34,930    Innophos Holdings, Inc.                                              1,717
    143,900    Innospec, Inc.*                                                      4,350
    145,910    PolyOne Corp.                                                        2,022
     39,900    Rockwood Holdings, Inc.*                                             2,208
    389,161    Zep, Inc.                                                            5,546
                                                                               ----------
                                                                                   18,918
                                                                               ----------
               STEEL (0.1%)
     16,900    Handy & Harman Ltd.*                                                   245
     43,412    Worthington Industries, Inc.                                           774
                                                                               ----------
                                                                                    1,019
                                                                               ----------
               Total Materials                                                     49,572
                                                                               ----------
               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.1%)
    545,961    Vonage Holdings Corp.*                                               1,114
                                                                               ----------
               INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
     10,900    HickoryTech Corp.                                                      108
                                                                               ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     21,657    NTELOS Holdings Corp.                                                  438
     81,620    USA Mobility, Inc.                                                   1,054
                                                                               ----------
                                                                                    1,492
                                                                               ----------
               Total Telecommunication Services                                     2,714
                                                                               ----------
               UTILITIES (2.3%)
               ----------------
               ELECTRIC UTILITIES (1.1%)
    138,000    UniSource Energy Corp.                                               5,023
    159,700    Weststar Energy, Inc.                                                4,582
                                                                               ----------
                                                                                    9,605
                                                                               ----------
               GAS UTILITIES (1.2%)
    147,100    Atmos Energy Corp.                                                   4,792
     50,350    New Jersey Resources Corp.                                           2,177
      7,300    South Jersey Industries, Inc.                                          360
     89,900    WGL Holdings, Inc.                                                   3,606
                                                                               ----------
                                                                                   10,935
                                                                               ----------
               WATER UTILITIES (0.0%)
     11,392    Consolidated Water Co. Ltd.                                             82
                                                                               ----------
               Total Utilities                                                     20,622
                                                                               ----------
               Total Common Stocks (cost: $700,781)                               852,603
                                                                               ----------

================================================================================

11  | USAA Small Cap Stock Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES      SECURITY                                                             (000)
-----------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (2.6%)

               MONEY MARKET FUNDS (2.6%)
 23,047,839    State Street Institutional Liquid Reserve
                 Fund, 0.21% (a)(cost: $23,048)                                $   23,048
                                                                               ----------
               Total Money Market Instruments (cost: $23,048)                      23,048
                                                                               ----------

                TOTAL INVESTMENTS (COST: $723,829)                             $  875,651
                                                                               ==========

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)
                                         QUOTED PRICES       (LEVEL 2)
                                           IN ACTIVE           OTHER           (LEVEL 3)
                                            MARKETS         SIGNIFICANT       SIGNIFICANT
                                         FOR IDENTICAL      OBSERVABLE       UNOBSERVABLE
ASSETS                                      ASSETS            INPUTS            INPUTS               TOTAL
----------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                          $     852,603      $        --      $         --     $    852,603
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                            23,048               --                --           23,048
----------------------------------------------------------------------------------------------------------
Total                                    $     875,651      $        --      $         --     $    875,651
----------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through April 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Small Cap Stock Fund Shares and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it

================================================================================

13  | USAA Small Cap Stock Fund

================================================================================

identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of April 30, 2012.

E. As of April 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2012, were $188,383,000 and $36,561,000, respectively, resulting in net unrealized appreciation of $151,822,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $875,564,000 at April 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

15  | USAA Small Cap Stock Fund

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT   Real estate investment trust

SPECIFIC NOTES
(a) Rate represents the money market fund annualized seven-day yield at April 30, 2012.
*   Non-income-producing security.

================================================================================

                                                  Portfolio of Investments |  16

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/22/12
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ R. MATTHEW FREUND
         --------------------------------------------------------------
         Signature and Title:  R. Matthew Freund, Senior Vice-President

Date:     06/27/12
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/26/12
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.